Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Institutional Class
Shareholder Report [Line Items]
Fund Name	Nuance Concentrated Value Fund
Class Name	Institutional Class
Trading Symbol	NCVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuance Concentrated Value Fund for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://nuanceinvestments.com/concentrated-value-fund/. You can also request this information by contacting us at 1-855-682-6233.
Additional Information Phone Number	1-855-682-6233
Additional Information Website	https://nuanceinvestments.com/concentrated-value-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$103	1.03%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As we head into our 17th year here as a firm at Nuance Investments, it makes me reflect on just how much I enjoy the competition that embodies our work each day. Competing against the market, benchmarks, and peers has been my work world now since the mid 1990’s. While there have been many outstanding and frustrating years, the fiscal year was one of the more disappointing as we believe the market seemingly ignores valuation multiples as a primary reason for downside support. To be clear, this is our opinion of the market and not a fact. The fund trailed its primary benchmark, the Russell 3000® Value Index, in this annual period primarily due to some of our largest holdings having tough quarters. We do believe this can lead to opportunities and is reflected in the make up of the portfolio. The largest overweight positions, relative to the benchmark, remain the Health Care, Consumer Staples and Utilities sectors. Within the Health Care sector, we are invested across multiple sub-industries including Life Sciences Tools & Services, Health Care Supplies, and Health Care Distributors. Within the Consumer Staples sector, our primary exposure remains in the Household Products and Personal Care Products industries. We also have exposure within the Foods Products industry. We remain overweight in the Utilities sector, and our positioning there is primarily within the Water Utilities industry. We favor the competitive position of water utilities to natural gas and most electric utilities. While the Industrials and Financials sectors makes up a meaningful part of the portfolio, we are underweight the benchmark. While we have small exposure in the Information Technology and Consumer Discretionary sectors, we continue to be underweight those sectors relative to the benchmark. We remain underweight the Energy sector. Lastly, we remain underweight the Communication Services, Real Estate, and Materials sector primarily due to competitive uncertainty and valuation concerns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	-0.74	6.26	5.71
S&P 500 TR	12.10	15.61	12.32
Russell 3000 Value Total Return	8.11	12.96	8.22

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://nuanceinvestments.com/concentrated-value-fund/ for more recent performance information.
Visit https://nuanceinvestments.com/concentrated-value-fund/ for more recent performance information.

Net Assets	$ 114,248,364
Holdings Count | $ / shares	31
Advisory Fees Paid, Amount	$ 1,300,359
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$114,248,364
Number of Holdings	31
Net Advisory Fee	$1,300,359
Portfolio Turnover	105%

Holdings [Text Block]

Top Holdings	(%)
Estee Lauder Companies, Inc.	11.0%
Henkel AG & Co. KGaA	9.6%
Qiagen NV	6.7%
Clorox Co.	5.1%
California Water Service Group	4.6%
Hologic, Inc.	4.5%
Globe Life, Inc.	4.0%
Marten Transport Ltd.	3.9%
Northern Trust Corp.	3.6%
Henry Schein, Inc.	3.5%

Updated Prospectus Web Address	https://nuanceinvestments.com/concentrated-value-fund/
Investor Class
Shareholder Report [Line Items]
Fund Name	Nuance Concentrated Value Fund
Class Name	Investor Class
Trading Symbol	NCAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuance Concentrated Value Fund for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://nuanceinvestments.com/concentrated-value-fund/. You can also request this information by contacting us at 1-855-682-6233.
Additional Information Phone Number	1-855-682-6233
Additional Information Website	https://nuanceinvestments.com/concentrated-value-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$127	1.28%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As we head into our 17th year here as a firm at Nuance Investments, it makes me reflect on just how much I enjoy the competition that embodies our work each day. Competing against the market, benchmarks, and peers has been my work world now since the mid 1990’s. While there have been many outstanding and frustrating years, the fiscal year was one of the more disappointing as we believe the market seemingly ignores valuation multiples as a primary reason for downside support. To be clear, this is our opinion of the market and not a fact. The fund trailed its primary benchmark, the Russell 3000® Value Index, in this annual period primarily due to some of our largest holdings having tough quarters. We do believe this can lead to opportunities and is reflected in the make up of the portfolio. The largest overweight positions, relative to the benchmark, remain the Health Care, Consumer Staples and Utilities sectors. Within the Health Care sector, we are invested across multiple sub-industries including Life Sciences Tools & Services, Health Care Supplies, and Health Care Distributors. Within the Consumer Staples sector, our primary exposure remains in the Household Products and Personal Care Products industries. We also have exposure within the Foods Products industry. We remain overweight in the Utilities sector, and our positioning there is primarily within the Water Utilities industry. We favor the competitive position of water utilities to natural gas and most electric utilities. While the Industrials and Financials sectors makes up a meaningful part of the portfolio, we are underweight the benchmark. While we have small exposure in the Information Technology and Consumer Discretionary sectors, we continue to be underweight those sectors relative to the benchmark. We remain underweight the Energy sector. Lastly, we remain underweight the Communication Services, Real Estate, and Materials sector primarily due to competitive uncertainty and valuation concerns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	-1.11	5.98	5.42
Investor Class (with sales charge)	-6.03	4.89	4.87
S&P 500 TR	12.10	15.61	12.32
Russell 3000 Value Total Return	8.11	12.96	8.22

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://nuanceinvestments.com/concentrated-value-fund/ for more recent performance information.
Visit https://nuanceinvestments.com/concentrated-value-fund/ for more recent performance information.

Net Assets	$ 114,248,364
Holdings Count | $ / shares	31
Advisory Fees Paid, Amount	$ 1,300,359
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$114,248,364
Number of Holdings	31
Net Advisory Fee	$1,300,359
Portfolio Turnover	105%

Holdings [Text Block]

Top Holdings	(%)
Estee Lauder Companies, Inc.	11.0%
Henkel AG & Co. KGaA	9.6%
Qiagen NV	6.7%
Clorox Co.	5.1%
California Water Service Group	4.6%
Hologic, Inc.	4.5%
Globe Life, Inc.	4.0%
Marten Transport Ltd.	3.9%
Northern Trust Corp.	3.6%
Henry Schein, Inc.	3.5%

Updated Prospectus Web Address	https://nuanceinvestments.com/concentrated-value-fund/